Capital, Share Premium, Reserves - Capital and share premium (Details)															6 Months Ended
	Jun. 24, 2024 EUR (€) € / shares shares	Jun. 03, 2024 EUR (€) € / shares shares	May 28, 2024 EUR (€) € / shares shares	Apr. 17, 2024 EUR (€) € / shares shares	Mar. 06, 2024 EUR (€) € / shares shares	Aug. 29, 2023 EUR (€) € / shares shares	Jul. 14, 2023 EUR (€) € / shares shares	Apr. 17, 2023 EUR (€) € / shares shares	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 29, 2023 EUR (€) € / shares shares	Jul. 07, 2021 EUR (€)	Feb. 21, 2021	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Jun. 30, 2024 EUR (€) € / shares shares	Jun. 30, 2023 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares
Capital, Share Premium, Reserves
Stock split ratio												500		500
Direct-attributable transaction costs		€ 2,900,000						€ 340,000			€ 7,600,000		€ 6,500,000
Outstanding common shares | shares															34,373,015	28,661,985
Equity attributable to owners of parents															€ 120,143,000		€ 98,022,000
Exercise warrants (Shares) | shares	12,625			3,000	8,650	10,000	2,000
Exercise of warrants (equity)	€ 68,000			€ 16,000	€ 62,000	€ 52,000	€ 10,000
Common shares
Capital, Share Premium, Reserves
Outstanding common shares | shares															34,373,015	28,661,985	28,673,985	25,846,279
Capital increase in cash (Shares) | shares		300,000	5,374,755					375,000	2,047,544	393,162
Exercise warrants (Shares) | shares	12,625			3,000	8,650	10,000	2,000
Issuance of shares for cash										€ 2,500,000
Total of shares
Capital, Share Premium, Reserves
Outstanding common shares | shares															34,373,015	28,661,985	28,673,985	25,846,279
Capital increase in cash (Shares) | shares		300,000	5,374,755					375,000	2,047,544	393,162
Exercise warrants (Shares) | shares	12,625			3,000	8,650	10,000	2,000
Par value
Capital, Share Premium, Reserves
Par value per share | € / shares	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17					€ 0.17	€ 0.17	€ 0.17	€ 0.17
Share capital
Capital, Share Premium, Reserves
Equity attributable to owners of parents															€ 5,905,000	€ 4,924,000	€ 4,926,000	€ 4,440,000
Exercise of warrants (equity)	€ 2,000			€ 1,000	€ 1,000	€ 2,000
Issuance of shares for cash		€ 52,000	€ 923,000					€ 65,000	€ 351,000	€ 68,000
Share premium
Capital, Share Premium, Reserves
Direct-attributable transaction costs															2,900,000	337,000
Equity attributable to owners of parents															308,226,000	260,571,000	€ 260,631,000	€ 242,440,000
Share premium before deduction of transaction costs															308,200,000
Exercise of warrants (equity)	€ 66,000			€ 16,000	€ 61,000	€ 50,000	€ 10,000
Issuance of shares for cash		€ 2,506,000	€ 44,946,000					€ 2,651,000	€ 12,999,000	€ 2,481,000					€ 47,452,000	€ (18,132,000)